Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Securities available-for-sale:
One year or less	$ 6,783
Over 1 through 5 years	23,673
Over 5 through 10 years	7,737
Over 10 years	4,101
Total	92,619
Securities held-to-maturity:
One year or less	4
Over 1 through 5 years	682
Over 5 through 10 years	355
Over 10 years	40
Total	8,205
Mortgage-Backed Securities
Securities available-for-sale:
Without single maturity date	44,695
Securities held-to-maturity:
Without single maturity date	7,124
Asset-Backed Securities
Securities available-for-sale:
Without single maturity date	3,413
Equity Securities
Securities available-for-sale:
Without single maturity date	2,217	[1]
U.S. Treasury
Securities available-for-sale:
One year or less	3,054
Over 1 through 5 years	9,033
Over 5 through 10 years	2,365
Over 10 years	3,551
Total	18,003
Securities held-to-maturity:
Over 1 through 5 years	682
Over 5 through 10 years	329
Total	1,011
Securities available-for-sale:
One year or less	0.57%	[2]
Over 1 through 5 years	0.92%	[2]
Over 5 through 10 years	2.66%	[2]
Over 10 years	3.11%	[2]
Total	1.52%	[2]
Securities held-to-maturity:
Over 1 through 5 years	1.49%	[2]
Over 5 through 10 years	2.65%	[2]
Total	1.87%	[2]
U.S. Government Agencies
Securities available-for-sale:
One year or less	176
Over 1 through 5 years	832
Over 5 through 10 years	66
Total	1,074
Securities available-for-sale:
One year or less	0.95%	[2]
Over 1 through 5 years	1.76%	[2]
Over 5 through 10 years	2.06%	[2]
Total	1.65%	[2]
State And Political Subdivisions
Securities available-for-sale:
One year or less	114
Over 1 through 5 years	2,934
Over 5 through 10 years	2,597
Over 10 years	477
Total	6,122
Securities held-to-maturity:
One year or less	1
Over 5 through 10 years	26
Over 10 years	40
Total	67
Securities available-for-sale:
One year or less	1.52%	[2]
Over 1 through 5 years	1.75%	[2]
Over 5 through 10 years	3.16%	[2]
Over 10 years	3.74%	[2]
Total	2.50%	[2]
Securities held-to-maturity:
One year or less	6.65%	[2]
Over 5 through 10 years	6.78%	[2]
Over 10 years	6.41%	[2]
Total	6.56%	[2]
Other bonds, Notes and Debentures
Securities available-for-sale:
One year or less	3,439
Over 1 through 5 years	10,874
Over 5 through 10 years	2,709
Over 10 years	73
Total	17,095
Securities held-to-maturity:
One year or less	3
Total	3
Securities available-for-sale:
One year or less	1.03%	[2]
Over 1 through 5 years	1.28%	[2]
Over 5 through 10 years	2.67%	[2]
Over 10 years	8.08%	[2]
Total	1.48%	[2]
Securities held-to-maturity:
One year or less	0.02%	[2]
Total	0.02%	[2]
Mortgage/Asset-Backed and Equity Securities
Securities available-for-sale:
Total	50,325
Securities held-to-maturity:
Total	7,124
Securities available-for-sale:
Total	2.51%	[2]
Securities held-to-maturity:
Total	2.92%	[2]
Mortgage/Asset-Backed and Equity Securities | Mortgage-Backed Securities
Securities available-for-sale:
Without single maturity date	44,695
Securities held-to-maturity:
Without single maturity date	7,124
Securities available-for-sale:
Without single maturity date	2.73%	[2]
Securities held-to-maturity:
Without single maturity date	2.92%	[2]
Mortgage/Asset-Backed and Equity Securities | Asset-Backed Securities
Securities available-for-sale:
Without single maturity date	3,413
Securities available-for-sale:
Without single maturity date	1.33%	[2]
Mortgage/Asset-Backed and Equity Securities | Equity Securities
Securities available-for-sale:
Without single maturity date	$ 2,217	[1]

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.